Derivative financial instruments - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	£ 980	£ 1,446
Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	398	790
Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	£ 582	£ 656